SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities	$ 10,531,286	$ 40,819,014
Financial liabilities at amortised cost, category [member] | Trade payables [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities	197,040	82,560
Financial liabilities at amortised cost, category [member] | Interest payables [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities	589,997	3,000,465
Financial liabilities at amortised cost, category [member] | Accrued and other payables [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities	1,620,012	6,831,588
Financial liabilities at amortised cost, category [member] | Amount due to a director [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities	392,298	821,243
Financial liabilities at amortised cost, category [member] | Amount due to a shareholder [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities	189,922	689,922
Financial liabilities at amortised cost, category [member] | Bank borrowing [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities	6,978,895	2,623,655
Financial liabilities at amortised cost, category [member] | Other borrowings [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities		26,600,000
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total Financial liabilities	563,122	169,581
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Total Financial assets	41,849,741	3,132,518
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Total Financial assets	5,411,404	1,632,602
Financial assets at amortised cost, category [member] | Other receivables [member]
IfrsStatementLineItems [Line Items]
Total Financial assets	36,878	11,260
Financial assets at amortised cost, category [member] | Refundable Deposit [Member]
IfrsStatementLineItems [Line Items]
Total Financial assets	93,139	104,445
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Total Financial assets	$ 36,308,320	$ 1,384,211